Operating leases	12 Months Ended
Mar. 31, 2022
Operating leases
Operating leases
12	Operating leases

As of March 31, 2022, the Company had two operating leases for offices with remaining terms expiring in 2022 and 2024 respectively, and a weighted average remaining lease term of 0.8 year. The Company had fair value renewal options for one of the Company’s existing leases, none of which were considered reasonably certain of being exercised or included in the minimum lease term. Weighted average discount rates used in the calculation of the lease liability was 4.75%. The discount rates reflected the estimated incremental borrowing rate, which included an assessment of the credit rating to determine the rate that the Company would have to pay to borrow, on a collateralized basis for a similar term, an amount equal to the lease payments in a similar economic environment.

Rental expenses for the years ended March 31, 2020, 2021 and 2022 were RMB3,399, RMB10,374 and RMB5,698 (US$899), respectively. There were no variable lease costs or sublease income for leased assets for the years ended March 31, 2020, 2021 and 2022.

Operating lease right-of-use assets and liabilities as of March 31, 2021 and 2022 were as follows:

	March 31,
	2021	2022	2022
	RMB	RMB	US$

Operating lease right-of-use assets	5,039	2,880	454

Operating lease liabilities	1,636	147	23
Non-current operating lease liabilities	147	—	—
Total lease liabilities	1,783	147	23

Supplemental cash flow information related to leases was as follows:

	March 31,
	2021	2022	2022
	RMB	RMB	US$

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows	4,902	1,700	268
Right-of-use assets obtained in exchange for lease obligations	—	—	—

The maturity analysis of operating leases liabilities as of March 31, 2022 is as follows:

	March 31, 2022
	RMB	US$
Future undiscounted cash flows for the fiscal year ending March 31, 2023	150	24
Less: Discount factor	(3)	(1)
Lease liabilities - Current portion	147	23